Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
Columbia Seligman Technology and Information Fund Class A / SLMCX
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Account Value		$ 58,297	$ 58,297	$ 58,297	$ 43,981	$ 42,577	$ 44,047	$ 25,894	$ 19,711	$ 20,012	$ 17,126	$ 12,084	$ 12,350
Average Annual Return, Percent		32.55%	24.22%	19.99%
Columbia Seligman Technology and Information Fund Class A / SLMCX | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent		24.94%	22.76%	19.28%
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class
Account Value		$ 63,416	$ 63,416	$ 63,416	47,724	46,086	47,559	27,887	21,176	21,446	18,307	12,886	13,136
Average Annual Return, Percent		32.88%	24.53%	20.29%
Columbia Seligman Technology and Information Fund Class C / SCICX
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Account Value		$ 57,384	$ 57,384	$ 57,384	43,612	42,539	44,348	26,265	20,144	20,602	17,764	12,631	13,005
Average Annual Return, Percent		31.58%	23.29%	19.09%
Columbia Seligman Technology and Information Fund Class C / SCICX | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent		30.58%	23.29%	19.09%
Columbia Seligman Technology and Information Fund Class R / SCIRX
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Account Value		$ 60,322	$ 60,322	$ 60,322	45,622	44,278	45,925	27,063	20,653	21,021	18,034	12,758	13,070
Average Annual Return, Percent		32.22%	23.91%	19.69%
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Account Value		$ 63,417	$ 63,417	$ 63,417	47,726	46,086	47,557	27,889	21,176	21,445	18,306	12,887	13,136
Average Annual Return, Percent		32.88%	24.53%	20.29%
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Account Value		$ 63,400	$ 63,400	$ 63,400	47,671	45,994	47,422	27,785	21,080	21,323	18,186	12,822	13,104
Average Annual Return, Percent	[1]	33.00%	24.64%	20.28%
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Account Value		$ 63,821	$ 63,821	$ 63,821	48,010	46,348	47,809	28,026	21,272	21,530	18,370	12,922	13,154
Average Annual Return, Percent		32.94%	24.58%	20.36%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P North American Technology Sector Index
Account Value		$ 62,391	$ 62,391	$ 62,391	44,245	38,739	44,215	30,575	22,971	21,853	16,635	12,494	11,768
Average Annual Return, Percent		41.01%	22.12%	20.09%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Account Value		$ 31,295	$ 31,295	$ 31,295	$ 24,529	$ 24,040	$ 24,960	$ 17,344	$ 15,560	$ 15,181	$ 13,194	$ 11,211	$ 11,186
Average Annual Return, Percent		27.58%	15.00%	12.09%

[1]	The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.